SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

The Company’s management has evaluated subsequent events through the date the financial statements were issued.

Subsequent to December 31, 2021, the Company entered into an interim management services agreement with Tahoe Hydro and NV Green whereby Ayr is providing services under a management agreement.

Subsequent to December 31, 2021, the Company completed its definitive agreement with Cultivauna. Supplemental pro-forma information required by ASC 805 is not practicable.

Subsequent to December 31, 2021, pursuant to the PA Natural Agreement, the Company paid out the earn-out provision from the PA Natural purchase price. The amount consisted of $10.0 million of cash, $14.9 million of promissory notes, and $14.9 million of Exchangeable Shares.

Subsequent to December 31, 2021, the Company entered into a loan agreement with a community bank for total proceeds of $26.2 million, with a 4.625% annual interest rate. The loan is secured with a first mortgage lien on certain real property and matures five years from the date of the agreement, with an option to extend for an additional five years.